Deferred Government Grants - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Grant	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Deferred Government Grants [Line Items]
Proceeds from government grants received	$ 3,185	$ 586	$ 7,613
Current deferred government grants	3,035	1,728
Non-current deferred government grants	$ 5,892	$ 4,843
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant	5
Current deferred government grants	$ 839
Non-current deferred government grants	$ 5,092
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Number of deferred government grants conditions expected to be fulfilled in remainder of fiscal year | Grant	4
Current deferred government grants	$ 2,196
Non-current deferred government grants	$ 800
Number of deferred government grants expects to fulfill | Grant	8